Taxation - Disclosure of Income Tax and Deferred Taxes Explanatory (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax:
UK corporation tax on profit for the year	£ 524	£ 400	£ 92
Adjustments in respect of prior years	(88)	(30)	(27)
Total current tax	436	370	65
Deferred tax:
(Credit)/Charge for the year	(30)	101	35
Adjustments in respect of prior years	65	14	1
Total deferred tax	35	115	36
Tax on profit from continuing operations	£ 471	£ 485	£ 101